Operating profit	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating profit
8. Operating profit

The following items have been included in operating profit:	2019 £m	2018 £m	2017 £m
Employee costs (Note 9 )	9,855	9,440	9,122
Advertising	1,567	1,376	1,351
Distribution costs	393	389	405
Depreciation of property, plant and equipment	1,017	954	988
Impairment of property, plant and equipment, net of reversals	669	203	327
Depreciation of right of use assets	214
Impairment of right of use assets	2
Amortisation of intangible assets	1,103	902	934
Impairment of intangible assets, net of reversals	126	134	690
Impairment of goodwill allocated to a disposal group, net of reversals	4	—	—
Net foreign exchange (gains)/ losses	(37)	81	215
Inventories:
Cost of inventories included in cost of sales	9,482	8,713	8,526
Write-down of inventories	578	695	701
Reversal of prior year write-down of inventories	(230)	(302)	(352)
Short-term lease charge	12
Low-value lease charge	4
Variable lease payments	13
Operating lease rentals:
Minimum lease payments		188	110
Contingent rents		12	4
Sub-lease payments		5	5
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	30.4	29.8	29.2
The reversals of prior year write-downs of inventories principally arise from the reassessment of usage or demand expectations prior to inventory expiration.
Net foreign exchange
gains
include a net
gain
of £75 million (2018 – £nil; 2017 – £109 million
 loss
) arising on the reclassification of exchange on liquidation or disposal of overseas subsidiaries.
Included within operating profit are
M
ajor restructuring charges of £1,105 million (2018 – £809 million; 2017 – £1,056 million), see Note 10, ‘Major restructuring costs’.

Fees payable to the company’s auditor and its associates:	2019 £m	2018 £m	2017 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	15.6	13.3	11.5
Audit of the company’s subsidiaries	13.5	12.9	16.2

Total audit services	29.1	26.2	27.7
Taxation compliance	—	0.1	0.2
Taxation advice	—	—	0.1
Audit related and other assurance services	1.2	3.0	1.0
All other services	0.1	0.5	0.2
Total audit-related and non-audit services	1.3	3.6	1.5
	30.4	29.8	29.2
The other assurance services provided by the auditor relate
d
to agreed upon procedures and other assurance services outside of statutory audit requirements. All other services provided by the auditor primarily related to advisory services for the year ended 31 December 2019.
In addition to the above, fees paid
to the a
uditor
in respect of the GSK pension schemes were:

	2019 £m	2018 £m	2017 £m
Audit	0.2	0.3	0.3
Other services	—	—	0.1

Fees of £0.8 million (2018 – £nil, 2017 – £nil) were also paid to other
auditor
s
in respect of audits of certain of the company’s subsidiaries acquired during the year.